Gain (Loss) From Investments - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Jan. 31, 2017 CAD ($) shares	Jul. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)	Dec. 31, 2014 CAD ($)
Disclosure Of Significant Investments In Associates [Line Items]
Amount of debentures sold to third party					$ 1,000
Convertible debentures, annual interest rate					6.00%	6.00%
Chartwell/Cryptologic Sale
Disclosure Of Significant Investments In Associates [Line Items]
Gross proceeds from sale of investment				$ 150,000
Proceeds from sale of investment in cash				110,000
Proceeds from sale of investment, exchangeable preferred shares				$ 40,000
NYX Gaming Group
Disclosure Of Significant Investments In Associates [Line Items]
Acquisition of convertible debenture					$ 9,000	$ 10,000
Proceeds from sale of investment in cash		$ 27.9
Percentage of securities disposed		13.70%
Gain from disposition of securities		$ 14.0
Intertain Common Shares
Disclosure Of Significant Investments In Associates [Line Items]
Number of securities disposed | shares			4,920,000
Shares of Jackpotjoy
Disclosure Of Significant Investments In Associates [Line Items]
Proceeds from sale of investment in cash	$ 59.8
Percentage of securities disposed	7.50%
Gain from disposition of securities	$ 15.0
Number of securities acquired | shares			5,561,666
Intertain Convertible Debentures
Disclosure Of Significant Investments In Associates [Line Items]
Conversion of debentures			$ 3,850
Convertible debentures, annual interest rate			5.00%